Financial Risk Management - Disclosure of Financial Risk Management (Details) - NZD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Statement Line Items [Line Items]
Non-derivatives Borrowings	$ 48,860	$ 21,697
Non-derivatives Trade payables	10,407	23,580
Non-derivatives Total	59,267	45,277
Derivatives Gross future cash settlement on forward currency contracts - inflow		32,912
Derivatives Gross future cash settlement on forward currency contracts - (outflow)		(34,395)
Derivatives Total		(1,483)
0 - 30 Days [Member]
Statement Line Items [Line Items]
Non-derivatives Borrowings	2,052	1,329
Non-derivatives Trade payables	10,407	23,580
Non-derivatives Total	12,459	24,908
Derivatives Gross future cash settlement on forward currency contracts - inflow		18,325
Derivatives Gross future cash settlement on forward currency contracts - (outflow)		(19,212)
Derivatives Total		(887)
Between One Month and Three Months [Member]
Statement Line Items [Line Items]
Non-derivatives Borrowings	18,044	184
Non-derivatives Trade payables
Non-derivatives Total	18,044	184
Derivatives Gross future cash settlement on forward currency contracts - inflow		9,610
Derivatives Gross future cash settlement on forward currency contracts - (outflow)		(10,061)
Derivatives Total		(451)
Between Three Months and One Year [Member]
Statement Line Items [Line Items]
Non-derivatives Borrowings		20,184
Non-derivatives Trade payables
Non-derivatives Total		20,184
Derivatives Gross future cash settlement on forward currency contracts - inflow		4,976
Derivatives Gross future cash settlement on forward currency contracts - (outflow)		(5,121)
Derivatives Total		(145)
Between One Year and Five Years [Member]
Statement Line Items [Line Items]
Non-derivatives Borrowings	28,764
Non-derivatives Trade payables
Non-derivatives Total	28,764
Derivatives Gross future cash settlement on forward currency contracts - inflow
Derivatives Gross future cash settlement on forward currency contracts - (outflow)
Derivatives Total